                                [COVER IMAGE]

                                     AIM
                              CONSTELLATION FUND



[AIM LOGO APPEARS HERE]           SEMIANNUAL REPORT               APRIL 30 1999

                                [COVER IMAGE]

                   -------------------------------------------

                 STARRY NIGHT OVER THE RHONE BY VINCENT VAN GOGH

           STARS, PARTICULARLY CONSTELLATIONS, HAVE LONG BEEN USED AS

          SIGNS BY WHICH FARMERS PLANTED AND HARVESTED THEIR CROPS AND

         SAILORS NAVIGATED THE SEAS. ALTHOUGH DIFFERENT CONSTELLATIONS

         ARE VISIBLE AT DIFFERENT TIMES OF THE YEAR, THEIR CONSTANCY IN

         THE SKY MAKES THEM RELIABLE FOR MEASURING THE PASSAGE OF TIME

          AND DISTANCE. AIM CONSTELLATION FUND SEEKS OUT THE STARS OF

                     THE MID-CAPITALIZATION STOCK UNIVERSE.

                   -------------------------------------------


AIM Constellation Fund is for shareholders who seek growth of capital through investments principally in common stocks of medium- and small-sized companies.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Constellation Fund performance figures are historical and reflect reinvestment of all distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of Class A shares due to differences in sales charge structure and expenses.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o Russell Midcap Index is a subset of the large-capitalization Russell 1000 Index. It measures the performance of the 800 smallest securities in the Russell 1000 Index. These 800 securities represent approximately 35% of the total market capitalization of the Russell 1000. The Russell Midcap Index was developed with a base value of 200 on August 31, 1997.
o The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. Results shown assume the reinvestment of dividends.
o The Standard & Poor's MidCap 400 Index (S&P 400) is an unmanaged index comprising common stocks of approximately 400 mid-capitalization companies.
o The Nasdaq (National Association of Securities Dealers Automated Quotation system) Composite Index is a group of more than 4,500 unmanaged over-the-counter securities widely regarded by investors to be representative of the small- and medium-sized company stock universe.
o The Dow Jones Industrial Average is a price-weighted average of 30 actively traded primarily industrial stocks.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.


   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED
     OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
        OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE
                           SOME OR ALL OF YOUR MONEY.


    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                             AIM CONSTELLATION FUND

                     SEMIANNUAL REPORT / CHAIRMAN'S LETTER

                    Dear Fellow Shareholder:

                    With only several months remaining in 1999, the question on
   [PHOTO OF        many of your minds may be, "How will the year 2000 computer
   Charles T.       issue affect AIM and my investments?" We would like you to
     Bauer,         feel comfortable.
  Chairman of           During March and April, AIM participated in an
  the Board of      industrywide test that gave us a chance to see how our
    THE FUND        technology systems might be affected by the changeover to
 APPEARS HERE]      the year 2000 (Y2K). Everything went as well as we had
                    hoped; in general, the industry sailed through the testing process with flying colors. The financial industry has been seen as a leader in planning for year 2000 concerns. Thus, it was no surprise to most participants that the test was an overwhelming success.
                        The general purpose of the process was to test
                    electronic interfaces among financial industry members in the United States and to follow transactions through a typical trading cycle-from order entry to the settlement process.
Investment banks, broker-dealers, custodian banks and mutual fund companies all worked together to make this possible. Approximately 400 firms were involved in the testing; AIM was one of 70 asset managers.

TEST RESULTS EXCELLENT
During the testing process, thousands of transactions were submitted and approximately 260,000 steps were tested. Of those, only a handful experienced minor glitches-just 0.02% of the total number of transactions. All problems were worked through quickly before the hypothetical trades were settled. Of course, AIM will keep testing and planning throughout 1999 as a precaution.

AIM'S INTERNAL EFFORTS CONTINUE
As you know from our previous communications to you, AIM has been addressing the year 2000 issue for several years. During 1998, we made substantial progress on our preparations. We are now in the final phases of the project, continually testing internal applications and our interfaces with outside parties. On the investment side, our portfolio management staff is evaluating the Y2K preparedness of the companies in which we invest.
    We feel that our preparations for 2000 are very comprehensive, and the industrywide testing showed that our colleagues in the financial industry are also working hard to be ready for the new year. We do not think shareholders need to take any extraordinary measures with their investments to prepare for 2000. However, if you have any lingering concerns, it may reassure you to know that AIM is finalizing contingency plans that will be ready if there are unexpected problems. Our plans will give AIM employees guidelines to follow for a wide variety of situations.
    For a more comprehensive discussion of our Y2K efforts and for periodic updates, please visit our Web site, www.aimfunds.com.
    We are pleased to send you this report covering your fund's performance over the last six months. If you have any questions or comments, please contact our Client Services department at 800-959-4246, or e-mail your inquiry to us at general@aimfunds.com. You can access information about your account through our AIM Investor Line at 800-246-5463 or at our Web site.
    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--. We appreciate your business.

Sincerely,

/s/ Charles T. Bauer

Charles T. Bauer
Chairman

PLEASE NOTE THAT THE INFORMATION ABOUT THE YEAR 2000 IN THIS LETTER IS DEEMED AIM'S YEAR 2000 READINESS DISCLOSURE.

                     -------------------------------------

                        THE FINANCIAL INDUSTRY HAS BEEN

                        SEEN AS A LEADER IN PLANNING FOR

                              YEAR 2000 CONCERNS.

                     -------------------------------------


                            AIM CONSTELLATION FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

FUND'S SIX-MONTH RETURNS IMPRESSIVE

HOW DID AIM CONSTELLATION FUND PERFORM DURING THE SIX MONTHS ENDED
APRIL 30, 1999?
The fund produced an impressive 21.15% cumulative total return for Class A shares and a 20.63% total return for Class B and Class C shares. These returns are at net asset value, without a sales charge.
    Fund returns outpaced the 18.86% total return of the Standard &
Poor's MidCap 400 Index during the same period. They also outperformed the Russell Midcap Index, whose six-month total return was 18.51%. Net assets closed the period at $14.5 billion, up from $12.9 billion six months earlier.

WHAT WERE MARKETS LIKE DURING THE REPORTING PERIOD?
The six-month period started well, as stocks of mid-sized companies benefited from rate cuts by the Federal Reserve Board last fall. Historically, mid-capitalization stocks have done well when interest rates are falling.
    Early in 1999, the market environment was not so hospitable to mid-cap stocks. The technology sector in particular was badly bruised after turning in a sterling performance during 1998. Investors began to worry about a bubble developing, especially in high-flying Internet stocks-the ".com" universe. A sell-off in the technology area affected the fund because of our significant holdings in technology industries. But the markets rebounded when first-quarter 1999 earnings reports came in quite strong. For instance, portfolio holding EMC Corp., a maker of information storage and retrieval systems, reported a 51% rise in earnings for the first quarter, its eighth consecutive quarter of revenue and earnings growth in excess of 30%.

DID THE FUND REMAIN HEAVILY INVESTED IN TECHNOLOGY?
Yes. The tech sector represents more than a third of net assets. Because of our earnings-driven investment discipline, we did not participate in the huge run-up in Internet stocks during 1998. Many of these companies simply have no earnings to report. Our technology holdings tend to be the companies that make the Internet possible. An example is PMC-Sierra Inc., which develops semiconductor components for the broadband and high-bandwidth communications network industries.
    Some holdings that are very Internet and technology related aren't officially part of the technology sector. A good example is Charles Schwab, the discount broker that now has a huge presence in on-line trading. The rising value of Schwab stock made an important contribution to the fund's solid performance during the period covered by this report.

WERE THERE INDUSTRIES IN WHICH YOU REDUCED YOUR HOLDINGS?
Health care, which represented about 15% of holdings six months ago, was down to less than 10% by the close of the reporting period. The stocks of health-care service providers continue to perform poorly. Medicare reimbursement policy has eroded hospitals' earnings, and stiff competition is preventing HMOs from raising client fees.
    Nevertheless, there are opportunities in health care. Our largest holding as a percent of net assets is Guidant, maker of stents and other devices used in cardiac care. A company seems to need that kind of market niche to prosper in health care now.
    In this sector, negative sentiment is taking down good stocks along with bad. Omnicare, for example, dispenses drugs for nursing homes and provides computerized recordkeeping and third-party billing for patients in its clients' facilities. Its stock took a beating early in 1999, despite the fact that the company has an excellent long-term performance record and saw double-digit sales and earnings growth during 1998. We kept the stock in our portfolio despite market pressure on it because we are confident about its long-term growth potential.

WHERE ELSE DID YOU FIND OPPORTUNITIES?
Certain restaurant stocks have become attractive recently. There was serious overbuilding in the restaurant industry a few years back, but that seems to have stopped. Outback Steakhouse saw earnings grow 50% last year. We also own Brinker International, owner of the Chili's chain; Brinker's strong earnings growth met our investment criteria.
    A newcomer to our top 10 list is Omnicom Group, which operates advertis-


===============================================================================
TOTAL RETURNS
-------------------------------------------------------------------------------
Six months ended 4/30/99, excluding sales charges
-------------------------------------------------------------------------------
Fund Class A                   21.15%
Fund Class B and C             20.63%
S&P 400                        18.86%
Russell Midcap                 18.51%
===============================================================================


                         -----------------------------

                          OUR TECHNOLOGY HOLDINGS TEND

                       TO BE THE COMPANIES THAT MAKE THE

                               INTERNET POSSIBLE.

                         -----------------------------

          See important Fund and index disclosures inside front cover.

                             AIM CONSTELLATION FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION

As of 4/30/99, based on total net assets

TOTAL NUMBER OF HOLDINGS:         232


==========================================================================================================================
TOP 10 HOLDINGS                                                TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------------------------------------
    1. Schwab (Charles) Corp.               2.27%                  1. Computers (Software & Services)             8.16%
    2. Ascend Communications, Inc.          1.55                   2. Electronics (Semiconductors)                5.48
    3. Guidant Corp.                        1.37                   3. Services (Data Processing)                  5.02
    4. Providian Financial Corp.            1.33                   4. Communications Equipment                    4.67
    5. EMC Corp.                            1.31                   5. Banks (Regional)                            3.17
    6. Nokia Oyj A.B.-Class A-ADR           1.28                   6. Broadcasting (Television, Radio & Cable)    3.17
    7. Corning, Inc.                        1.26                   7. Health Care (Medical Products & Supplies)   3.09
    8. Omnicom Group, Inc.                  1.25                   8. Retail (Specialty)                          2.95
    9. Staples, Inc.                        1.24                   9. Investment Banking/Brokerage                2.90
  10. BMC Software, Inc.                    1.04                  10. Consumer Finance                            2.78

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold any particular security.
==========================================================================================================================

ing agencies worldwide; for the first quarter of 1999, both revenue and earnings rose 28% over first quarter 1998. Another new name on that list is Providian Financial, which extends credit to marginal customers by issuing secured credit cards tied to the borrowers' savings accounts with the company. Providian reported record earnings for the first quarter of 1999, citing a combination of strong account growth and an improved credit loss rate.

THE DOW JONES INDUSTRIAL AVERAGE CROSSED THE 10,000 MARK DURING THE REPORTING PERIOD. WHY HAS FUND PERFORMANCE NOT TRACKED THE DOW?
The fund invests mainly in medium-sized companies. The Dow reflects the performance of just 30 companies, all of them very large, including Exxon, General Electric and Coca-Cola, none of which are portfolio holdings. People see the Dow in five-digit territory and wonder why some of their investments aren't performing the same way. The Dow was up 18.15% during 1998. Remarkably, it rose exactly the same percentage, 18.15%, between the opening of 1999 and the close of the reporting period on April 30. Shortly after the reporting period closed, it passed the 11,000 mark. Many people don't realize that the strength of one company, IBM, which is not a portfolio holding, explains a lot of Dow performance. A fund that specializes in mid-cap stocks, as AIM Constellation Fund does, will not behave the way the Dow does.
    The Dow is a great barometer of American big business, but it is of little use as a benchmark for a mutual fund. Most equity funds are much more diversified than the Dow.

WHAT IS YOUR OUTLOOK?
Toward the close of the reporting period, markets started to pay more attention to mid-cap stocks. During April, the S&P MidCap 400 Index rose 7.88% while the large-cap S&P 500 rose 3.87%. It's too early to tell if this will be a long-term change in market sentiment. Of course, we hope it is. We have repeatedly stated our belief that the time is ripe for a rally in mid-cap stocks. Mid-sized companies have been reporting much better earnings than their large-cap counterparts, while the valuations of mid-cap stocks remain relatively low.
    We will continue to seek out the best-performing companies in the mid-cap sector; the fund should be well positioned for an ongoing rally in mid-cap stocks.


RESULTS OF A $10,000 INVESTMENT
4/30/76-4/30/99, including sales charges

AIM Constellation Fund
Class A Shares                   $468,414
S&P 500 Index                    $308,302
NASDAQ Composite Index           $282,288

Past performance is no guarantee of comparable future results.
===============================================================================

===============================================================================
AVERAGE ANNUAL TOTAL RETURNS

For periods ended 4/30/99, close of the reporting period, including sales charges

CLASS A SHARES

Inception (4/30/76)                18.21%
      10 Years                     18.25
      5 Years                      15.82
      1 Year                        0.63*
*6.49% excluding sales charges

CLASS B SHARES

Inception (11/3/97)                 6.33%
      1 Year                        0.58*
*5.58% excluding CDSC

Class C Shares

Inception (8/4/97)                  7.01%
      1 Year                        4.54%*
*5.54% excluding CDSC

For periods ended 3/31/99, most recent calendar quarter-end, including sales charges

CLASS A SHARES

Inception (4/30/76)                18.10%
      10 Years                     18.72
      5 Years                      15.20
      1 Year                       -0.35*
*5.46% excluding sales charges

CLASS B SHARES

Inception (11/3/97)                 4.22%
      1 Year                       -0.45*
*4.55% excluding CDSC

CLASS C SHARES

Inception (8/4/97)                  5.28%
      1 Year                        3.51%*
*4.51% excluding CDSC

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.
================================================================================

          See important fund and index disclosures inside front cover.

                             AIM CONSTELLATION FUND

                     SEMIANNUAL REPORT / FOR CONSIDERATION

                      TECHNOLOGY INVESTMENTS IN AIM FUNDS

You may have noticed that technology stocks have long been a factor in your fund's holdings. The growth of technology stocks, in particular those of Internet companies, has been in the forefront of financial news. So, how is AIM participating in the recent surge of technology stocks?

RISKS, REWARDS, AND THE WILD, WILD WEST
AIM equity portfolio manager Jonathan Schoolar describes AIM's position on technology investments using the following analogy.
    When they opened the American West, there were two ways to get rich. One was to jump in a covered wagon and head west to stake out a big claim. If you were right, you wound up with a million acres that your great-great-grandchildren sold for a fortune. But if you were wrong, you could lose your shirt. The other way to get rich was to live in St. Louis and sell pots, pans and shovels to the people who were going West. You probably wouldn't get quite as rich, but you also wouldn't run the risk of losing everything you had. So the risk/reward tradeoff was a little better in the second situation. In addition, you could put a value on your business as opposed to just taking your chances out there.

THREE WAVES OF TECHNOLOGICAL DEVELOPMENT
The technology sector has gone through three waves of development. The first wave was the introduction of the microprocessor and computer chip. The second wave, the development of computer hardware and software, gave rise to the prevalence of the personal computer. The third wave of technological development arrived with the improvement of bandwidth.
    Bandwidth is a measurement of the volume of information that can be transmitted over a network at a given time, and increasing bandwidth is necessary for the evolution of information exchange and Internet commerce. If you think of a network as a water pipe, the higher the bandwidth (the larger the diameter of the pipe), the more data (water) can pass over the network (through the pipe).
    With the advancement of the first two waves, bandwidth has become the current area of growth. This growth is not limited to the Internet, but involves all the companies that support and build demand for Internet use.

MORE THAN THE INTERNET
Within the category of "Internet stocks," there are many more companies than just the AOLs of the world. AIM seeks those stocks in the technology sector that meet the growth potential necessary for AIM funds that follow our disciplined earnings-momentum style of investing. Like wise, value funds look at undervalued securities in the technology sector that stand to benefit from the rapid success of the Internet.
    The various kinds of companies that make up the "Internet stock" category include:
o Companies such as Ascend Communications that build the Internet infrastructure and are working to provide improvements in bandwidth.
o Network distribution sources for Internet access such as Global TeleSystems Group.
o Cable distribution sources such as Cox Communications that provide access through modems.
o   Companies such as Lycos that provide portals to the Internet.
o Companies that have a growing percentage of Internet commerce such as Charles Schwab.

VALUATION
Along with the enthusiasm generated by their explosive growth, Internet-related stocks have also raised concerns about their valuation. The valuation of a stock is typically measured by its price-to-earnings (P/E) ratio. A high P/E ratio may indicate that a particular stock is overvalued. Currently, the high P/Es of many Internet stocks are based on projections about future earnings or revenue streams.
    AIM portfolio managers evaluate these stocks based on current factors, such as free cash flow or funds from operations. Concern about overvaluation is one reason AIM is cautious about buying Internet stocks for certain portfolios. In balancing risk and reward, AIM tends to hold positions in those stocks that support the Internet infrastructure and commerce, not necessarily the highly visible stocks of some Internet companies. In other words, AIM invests in the companies in St. Louis successfully selling the pots, pans and shovels.

                                    [PHOTO]

                             AIM CONSTELLATION FUND

SCHEDULE OF INVESTMENTS

April 30, 1999
(Unaudited)

                                                    MARKET
                                    SHARES           VALUE
DOMESTIC COMMON STOCKS-93.00%

AEROSPACE/DEFENSE-0.13%

Gulfstream Aerospace Corp.(a)         400,000   $    19,500,000
---------------------------------------------------------------

AIR FREIGHT-0.33%

Airborne Freight Corp.              1,500,000        48,000,000
---------------------------------------------------------------

AIRLINES-0.34%

Southwest Airlines Co.              1,500,000        48,843,750
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.80%

Danaher Corp.                       1,250,000        83,046,875
---------------------------------------------------------------
SPX Corp.(a)                          500,000        32,656,250
---------------------------------------------------------------
                                                    115,703,125
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.32%

Northern Trust Corp.                  500,000        46,562,500
---------------------------------------------------------------

BANKS (REGIONAL)-3.17%

AmSouth Bancorporation                750,000        35,671,875
---------------------------------------------------------------
Bank United Corp.-Class A             500,000        20,187,500
---------------------------------------------------------------
First Tennessee National Corp.      1,250,000        53,906,250
---------------------------------------------------------------
Firstar Corp.                       4,725,000       142,045,313
---------------------------------------------------------------
Golden State Bancorp, Inc.(a)       1,600,000        39,300,000
---------------------------------------------------------------
Mercantile Bankshares Corp.           500,000        18,500,000
---------------------------------------------------------------
North Fork Bancorporation, Inc.     2,500,000        56,250,000
---------------------------------------------------------------
Old Kent Financial Corp.              478,500        22,609,125
---------------------------------------------------------------
TCF Financial Corp.                 1,000,000        29,000,000
---------------------------------------------------------------
Zions Bancorp                         650,000        43,346,875
---------------------------------------------------------------
                                                    460,816,938
---------------------------------------------------------------

BIOTECHNOLOGY-0.65%

Biogen, Inc.(a)                     1,000,000        95,062,500
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO
  & CABLE)-3.17%

AT&T Corp.-Liberty Media
  Group(a)                          1,500,000        95,812,500
---------------------------------------------------------------
Chancellor Media Corp.(a)           1,430,002        78,471,359
---------------------------------------------------------------
Comcast Corp.-Class A               1,000,000        65,687,500
---------------------------------------------------------------
Cox Communications, Inc.-Class
  A(a)                                500,000        39,687,500
---------------------------------------------------------------
Heftel Broadcasting Corp.(a)          843,300        45,854,437
---------------------------------------------------------------
Univision Communications
  Inc.(a)                           1,465,400        84,810,025
---------------------------------------------------------------
USA Networks, Inc.(a)               1,317,800        49,252,775
---------------------------------------------------------------
                                                    459,576,096
---------------------------------------------------------------

BUILDING MATERIALS-0.20%

Masco Corp.                         1,000,000        29,375,000
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-4.67%

ADC Telecommunications, Inc.(a)     1,115,600        53,339,625
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Comverse Technology, Inc.(a)        1,500,000   $    96,187,500
---------------------------------------------------------------
Corning Inc.                        3,186,600       182,432,850
---------------------------------------------------------------
General Instrument Corp.(a)         1,750,000        63,875,000
---------------------------------------------------------------
QUALCOMM, Inc.(a)                     635,200       127,040,000
---------------------------------------------------------------
Scientific-Atlanta, Inc.            2,000,000        63,500,000
---------------------------------------------------------------
Uniphase Corp.(a)                     750,000        91,031,250
---------------------------------------------------------------
                                                    677,406,225
---------------------------------------------------------------

COMPUTERS (HARDWARE)-1.33%

Apple Computer, Inc.(a)               750,000        34,500,000
---------------------------------------------------------------
Comdisco, Inc.                      4,462,600       117,422,163
---------------------------------------------------------------
NCR Corp.(a)                        1,000,000        41,000,000
---------------------------------------------------------------
                                                    192,922,163
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.55%

Ascend Communications, Inc.(a)      2,332,800       225,406,800
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-2.50%

Adaptec, Inc.(a)                    2,000,000        48,125,000
---------------------------------------------------------------
EMC Corp.(a)                        1,750,000       190,640,625
---------------------------------------------------------------
Lexmark International Group,
  Inc.(a)                           1,000,000       123,500,000
---------------------------------------------------------------
                                                    362,265,625
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-8.16%

America Online, Inc.                1,000,000       142,750,000
---------------------------------------------------------------
BMC Software, Inc.(a)               3,500,000       150,718,750
---------------------------------------------------------------
Citrix Systems, Inc.(a)             3,000,000       127,500,000
---------------------------------------------------------------
Compuware Corp.(a)                  5,000,000       121,875,000
---------------------------------------------------------------
Electronic Arts, Inc.(a)              500,000        25,406,250
---------------------------------------------------------------
Electronics for Imaging,
  Inc.(a)                           1,750,000        82,796,875
---------------------------------------------------------------
Intuit, Inc.(a)                       725,000        62,440,625
---------------------------------------------------------------
Learning Company, Inc. (The)(a)     1,000,000        31,000,000
---------------------------------------------------------------
Lycos, Inc.(a)                        650,000        64,796,875
---------------------------------------------------------------
Microsoft Corp.(a)                    500,000        40,656,250
---------------------------------------------------------------
Novell, Inc.(a)                     2,000,000        44,500,000
---------------------------------------------------------------
Siebel Systems, Inc.(a)               600,000        23,062,500
---------------------------------------------------------------
Sterling Commerce, Inc.(a)            500,000        15,656,250
---------------------------------------------------------------
Sterling Software, Inc.(a)          1,250,000        25,859,375
---------------------------------------------------------------
Synopsys, Inc.(a)                   1,500,000        70,687,500
---------------------------------------------------------------
USWeb Corp.(a)                      1,500,000        33,656,250
---------------------------------------------------------------
Verio Inc.(a)                         600,000        42,600,000
---------------------------------------------------------------
Veritas Software Corp.(a)           1,109,700        78,788,700
---------------------------------------------------------------
                                                  1,184,751,200
---------------------------------------------------------------

CONSUMER FINANCE-2.78%

Capital One Financial Corp.           800,000       138,950,000
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
CONSUMER FINANCE-(CONTINUED)

Countrywide Credit Industries,
  Inc.                                636,900   $    28,859,531
---------------------------------------------------------------
Providian Financial Corp.           1,500,000       193,593,750
---------------------------------------------------------------
SLM Holding Corp.                   1,000,000        42,687,500
---------------------------------------------------------------
                                                    404,090,781
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES &
  GIFTS)-0.12%

Action Performance Companies,
  Inc.(a)                             500,000        16,937,500
---------------------------------------------------------------

CONTAINERS (METAL &
  GLASS)-0.10%

Ball Corp.                            266,200        14,624,362
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-0.53%

Cardinal Health, Inc.                 468,167        28,002,239
---------------------------------------------------------------
JP Foodservice, Inc.(a)               750,000        31,546,875
---------------------------------------------------------------
Patterson Dental Co.(a)               500,000        18,031,250
---------------------------------------------------------------
                                                     77,580,364
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.61%

American Power Conversion
  Corp.(a)                          2,500,000        82,500,000
---------------------------------------------------------------
Conexant Systems, Inc.(a)             433,300        17,656,975
---------------------------------------------------------------
Sanmina Corp.(a)                      750,000        49,781,250
---------------------------------------------------------------
Solectron Corp.(a)                  3,000,000       145,500,000
---------------------------------------------------------------
Symbol Technologies, Inc.           1,750,000        83,562,500
---------------------------------------------------------------
                                                    379,000,725
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.06%

Arrow Electronics, Inc.(a)            500,000         9,093,750
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-0.83%

Perkin-Elmer Corp.                    676,300        73,124,937
---------------------------------------------------------------
Waters Corp.(a)                       450,000        47,306,250
---------------------------------------------------------------
                                                    120,431,187
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-5.48%

Altera Corp.(a)                     1,321,400        95,471,150
---------------------------------------------------------------
Analog Devices, Inc.(a)             2,500,000        87,812,500
---------------------------------------------------------------
Atmel Corp.(a)                      1,704,700        31,110,775
---------------------------------------------------------------
Linear Technology Corp.             2,000,000       113,750,000
---------------------------------------------------------------
LSI Logic Corp.(a)                  2,000,000        68,000,000
---------------------------------------------------------------
Maxim Integrated Products,
  Inc.(a)                           1,500,000        84,000,000
---------------------------------------------------------------
Microchip Technology, Inc.(a)       1,338,375        46,843,125
---------------------------------------------------------------
National Semiconductor Corp.(a)     1,500,000        18,750,000
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                 1,250,000       119,843,750
---------------------------------------------------------------
Vitesse Semiconductor Corp.(a)        835,800        38,707,987
---------------------------------------------------------------
Xilinx, Inc.(a)                     2,000,000        91,250,000
---------------------------------------------------------------
                                                    795,539,287
---------------------------------------------------------------

ENTERTAINMENT-0.20%

SFX Entertainment, Inc.-Class
  A(a)                                470,000        29,022,500
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE

EQUIPMENT (SEMICONDUCTOR)-1.44%

Applied Materials, Inc.(a)          1,250,000   $    67,031,250
---------------------------------------------------------------
KLA-Tencor Corp.(a)                 1,200,000        59,550,000
---------------------------------------------------------------
Novellus Systems, Inc.(a)             500,000        23,625,000
---------------------------------------------------------------
Teradyne, Inc.(a)                   1,250,000        58,984,375
---------------------------------------------------------------
                                                    209,190,625
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.69%

FINOVA Group, Inc.                  1,065,800        51,491,462
---------------------------------------------------------------
MGIC Investment Corp.               1,000,000        48,562,500
---------------------------------------------------------------
                                                    100,053,962
---------------------------------------------------------------

FOODS-0.30%

Flowers Industries, Inc.            1,000,000        21,250,000
---------------------------------------------------------------
Keebler Foods Co.(a)                  679,400        21,825,725
---------------------------------------------------------------
                                                     43,075,725
---------------------------------------------------------------

FOOTWEAR-0.54%

Nike, Inc.-Class B                  1,250,000        77,734,375
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.65%

Circus Circus Enterprises(a)        2,031,000        42,777,937
---------------------------------------------------------------
MGM Grand, Inc.(a)                  1,160,300        51,053,200
---------------------------------------------------------------
                                                     93,831,137
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-1.71%

Alpharma, Inc.-Class A                754,967        22,271,526
---------------------------------------------------------------
Forest Laboratories, Inc.(a)          500,000        22,250,000
---------------------------------------------------------------
Jones Medical Industries,
  Inc.(b)                           2,350,850        75,521,056
---------------------------------------------------------------
Medicis Pharmaceutical-Class
  A(a)                              1,253,100        30,465,994
---------------------------------------------------------------
Mylan Laboratories, Inc.            2,500,000        56,718,750
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)     1,000,000        40,500,000
---------------------------------------------------------------
                                                    247,727,326
---------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-0.84%

Health Management Associates,
  Inc.-Class A(a)                   2,000,000        31,250,000
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)(b)                1,750,000        90,671,875
---------------------------------------------------------------
                                                    121,921,875
---------------------------------------------------------------

HEALTH CARE (MANAGED
  CARE)-0.87%

Express Scripts, Inc.-Class
  A(a)                              1,400,000       103,075,000
---------------------------------------------------------------
Trigon Healthcare, Inc.(a)            750,000        23,812,500
---------------------------------------------------------------
                                                    126,887,500
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-3.09%

Bausch & Lomb Inc.                  1,000,000        75,000,000
---------------------------------------------------------------
Biomet, Inc.                        2,000,000        82,000,000
---------------------------------------------------------------
Guidant Corp.                       3,717,000       199,556,437
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-(CONTINUED)

Henry Schein, Inc.(a)               1,000,000   $    26,187,500
---------------------------------------------------------------
Stryker Corp.                         500,000        30,593,750
---------------------------------------------------------------
Sybron International Corp.(a)       1,250,000        34,609,375
---------------------------------------------------------------
                                                    447,947,062
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.75%

Covance, Inc.(a)                      473,700        10,391,794
---------------------------------------------------------------
Omnicare, Inc.                      3,000,000        72,187,500
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                             524,200         6,486,975
---------------------------------------------------------------
Quintiles Transnational
  Corp.(a)                            500,000        20,281,250
---------------------------------------------------------------
                                                    109,347,519
---------------------------------------------------------------

HOMEBUILDING-0.53%

Clayton Homes, Inc.                 3,862,500        42,970,313
---------------------------------------------------------------
Fleetwood Enterprises, Inc.           750,000        18,515,625
---------------------------------------------------------------
Kaufman and Broad Home
  Corporation                         616,900        14,998,381
---------------------------------------------------------------
                                                     76,484,319
---------------------------------------------------------------

HOUSEHOLD FURNISHINGS & APPLIANCES-0.74%

Leggett & Platt, Inc.               2,000,000        46,125,000
---------------------------------------------------------------
Maytag Corp.                          900,000        61,537,500
---------------------------------------------------------------
                                                    107,662,500
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.77%

Clorox Co.                            600,000        69,225,000
---------------------------------------------------------------
Dial Corp. (The)                    1,250,000        42,500,000
---------------------------------------------------------------
                                                    111,725,000
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.27%

AFLAC Inc.                            925,000        50,181,250
---------------------------------------------------------------
Provident Companies, Inc.           1,500,000        59,062,500
---------------------------------------------------------------
ReliaStar Financial Corp.           1,502,500        55,216,875
---------------------------------------------------------------
Torchmark Corp.                       600,000        20,512,500
---------------------------------------------------------------
                                                    184,973,125
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-2.90%

Bear Stearns Cos., Inc.             1,250,000        58,281,250
---------------------------------------------------------------
Lehman Brothers Holdings, Inc.        600,000        33,337,500
---------------------------------------------------------------
Schwab (Charles) Corp.              3,000,000       329,250,000
---------------------------------------------------------------
                                                    420,868,750
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.79%

Federated Investors, Inc.-Class
  B                                 2,064,000        33,153,000
---------------------------------------------------------------
T. Rowe Price Associates, Inc.      2,158,600        81,352,238
---------------------------------------------------------------
                                                    114,505,238
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-1.75%

Callaway Golf Co.                   2,864,000        43,139,000
---------------------------------------------------------------
Harley-Davidson, Inc.               2,350,000       140,118,750
---------------------------------------------------------------
Hasbro, Inc.                          823,200        28,091,700
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
LEISURE TIME
  (PRODUCTS)-(CONTINUED)

Mattel, Inc.                        1,000,000   $    25,875,000
---------------------------------------------------------------
Speedway Motorsports, Inc.(a)         400,000        17,350,000
---------------------------------------------------------------
                                                    254,574,450
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.02%

Applied Power, Inc.-Class A            95,000         2,998,438
---------------------------------------------------------------

MANUFACTURING
  (DIVERSIFIED)-0.25%

Crane Co.                             464,550        13,442,916
---------------------------------------------------------------
Pentair, Inc.                         500,000        23,500,000
---------------------------------------------------------------
                                                     36,942,916
---------------------------------------------------------------

MANUFACTURING
  (SPECIALIZED)-0.04%

Diebold, Inc.                         238,700         5,743,719
---------------------------------------------------------------

NATURAL GAS-0.38%

El Paso Energy Corp.                1,500,000        55,125,000
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-2.72%

Baker Hughes, Inc.                  2,000,000        59,750,000
---------------------------------------------------------------
BJ Services Co.(a)                  1,500,000        40,125,000
---------------------------------------------------------------
Cooper Cameron Corp.(a)             2,000,000        77,250,000
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.     1,000,000        33,062,500
---------------------------------------------------------------
Global Industries Ltd.(a)           2,450,000        30,165,625
---------------------------------------------------------------
Rowan Companies, Inc.(a)            2,000,000        32,000,000
---------------------------------------------------------------
Smith International, Inc.(a)        1,250,000        56,093,750
---------------------------------------------------------------
Transocean Offshore Inc.            1,000,000        29,687,500
---------------------------------------------------------------
Varco International, Inc.(a)        3,225,000        36,482,813
---------------------------------------------------------------
                                                    394,617,188
---------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-0.43%

Apache Corp.                        1,500,000        46,031,250
---------------------------------------------------------------
Santa Fe Energy Resources,
  Inc.(a)                           1,750,000        15,750,000
---------------------------------------------------------------
                                                     61,781,250
---------------------------------------------------------------

PUBLISHING-0.73%

McGraw-Hill Companies, Inc.
  (The)                             1,100,000        60,775,000
---------------------------------------------------------------
Readers Digest Association,
  Inc.-Class A                      1,250,000        44,453,125
---------------------------------------------------------------
                                                    105,228,125
---------------------------------------------------------------

RAILROADS-0.69%

Kansas City Southern
  Industries, Inc.                  1,676,600        99,862,488
---------------------------------------------------------------

RESTAURANTS-1.60%

Brinker International, Inc.(a)      2,000,000        55,250,000
---------------------------------------------------------------
Outback Steakhouse, Inc.(a)         2,000,000        71,625,000
---------------------------------------------------------------
Papa John's International,
  Inc.(a)                             750,000        30,140,625
---------------------------------------------------------------
Starbucks Corp.(a)                  2,018,600        74,562,038
---------------------------------------------------------------
                                                    231,577,663
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
RETAIL (BUILDING
  SUPPLIES)-0.36%

Lowe's Companies, Inc.              1,000,000   $    52,750,000
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.26%

Best Buy Co., Inc.(a)               1,000,000        47,750,000
---------------------------------------------------------------
CDW Computer Centers, Inc.(a)       1,000,000        89,500,000
---------------------------------------------------------------
Circuit City Stores-Circuit
  City Group                          750,000        46,125,000
---------------------------------------------------------------
                                                    183,375,000
---------------------------------------------------------------

RETAIL (DEPARTMENT
  STORES)-0.57%

Kohl's Corp.(a)                     1,250,000        83,046,875
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.80%

Consolidated Stores Corp.(a)        2,000,000        68,750,000
---------------------------------------------------------------
Dollar General Corp.                1,000,000        35,062,500
---------------------------------------------------------------
Dollar Tree Stores, Inc.(a)         1,810,600        66,086,900
---------------------------------------------------------------
Family Dollar Stores, Inc.          2,850,000        68,756,250
---------------------------------------------------------------
Ross Stores, Inc.                     500,000        22,968,750
---------------------------------------------------------------
                                                    261,624,400
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.75%

Kroger Co.(a)                       2,000,000       108,625,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-2.95%

Bed Bath & Beyond, Inc.(a)          2,750,100        98,144,194
---------------------------------------------------------------
Linens 'N Things, Inc.(a)             285,300        13,052,475
---------------------------------------------------------------
Office Depot, Inc.(a)               4,500,000        99,000,000
---------------------------------------------------------------
Payless ShoeSource, Inc.(a)           500,000        24,218,750
---------------------------------------------------------------
Staples, Inc.(a)                    6,000,000       180,000,000
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)              486,900        14,120,100
---------------------------------------------------------------
                                                    428,535,519
---------------------------------------------------------------

RETAIL
  (SPECIALTY-APPAREL)-2.41%

Abercrombie & Fitch Co.-Class
  A(a)                                795,000        75,624,375
---------------------------------------------------------------
Gap, Inc. (The)                       750,000        49,921,875
---------------------------------------------------------------
Intimate Brands, Inc.               1,209,100        60,455,000
---------------------------------------------------------------
Men's Wearhouse, Inc.
  (The)(a)(b)                       2,310,075        63,238,303
---------------------------------------------------------------
TJX Companies, Inc.                 3,000,000        99,937,500
---------------------------------------------------------------
                                                    349,177,053
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-1.11%

Astoria Financial Corp.             1,000,000        50,125,000
---------------------------------------------------------------
Dime Bancorp, Inc.                  2,541,500        58,613,344
---------------------------------------------------------------
GreenPoint Financial Corp.          1,500,000        52,500,000
---------------------------------------------------------------
                                                    161,238,344
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-2.52%

Interpublic Group of Companies,
  Inc.                                500,000        38,781,250
---------------------------------------------------------------
Lamar Advertising Co.(a)            1,450,000        48,756,250
---------------------------------------------------------------
Omnicom Group, Inc.                 2,500,000       181,250,000
---------------------------------------------------------------
Outdoor Systems, Inc.(a)            1,500,000        37,781,250
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
SERVICES (ADVERTISING/
  MARKETING)-(CONTINUED)

Snyder Communications, Inc.(a)      2,000,000   $    58,750,000
---------------------------------------------------------------
                                                    365,318,750
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-2.31%

Apollo Group, Inc.(a)               1,500,000        37,125,000
---------------------------------------------------------------
ChoicePoint, Inc.(a)                  617,300        36,652,188
---------------------------------------------------------------
Cintas Corp.                        1,500,000       103,125,000
---------------------------------------------------------------
Convergys Corp.(a)                  1,000,000        18,625,000
---------------------------------------------------------------
G & K Services, Inc.-Class A          350,000        16,362,500
---------------------------------------------------------------
IMS Health Inc.                       810,000        24,300,000
---------------------------------------------------------------
Stewart Enterprises, Inc.-Class
  A                                 2,600,000        51,675,000
---------------------------------------------------------------
Viad Corp.                          1,450,000        47,940,625
---------------------------------------------------------------
                                                    335,805,313
---------------------------------------------------------------

SERVICES (COMPUTER
  SYSTEMS)-1.02%

Ciber, Inc.(a)                        707,500        13,354,063
---------------------------------------------------------------
Keane, Inc.(a)                      1,900,000        47,143,750
---------------------------------------------------------------
Policy Management Systems
  Corp.(a)                            750,000        23,578,125
---------------------------------------------------------------
SunGard Data Systems Inc.(a)        2,000,000        63,875,000
---------------------------------------------------------------
                                                    147,950,938
---------------------------------------------------------------

SERVICES (DATA
  PROCESSING)-5.02%

Affiliated Computer Services,
  Inc.(a)                           1,000,000        38,250,000
---------------------------------------------------------------
Ceridian Corp.(a)                   2,000,000        73,250,000
---------------------------------------------------------------
Concord EFS, Inc.(a)                4,500,000       150,187,500
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                           1,806,200        69,764,475
---------------------------------------------------------------
DST Systems, Inc.(a)                  750,000        43,687,500
---------------------------------------------------------------
Equifax, Inc.                       1,000,000        35,937,500
---------------------------------------------------------------
Fiserv, Inc.(a)                     2,500,000       146,406,250
---------------------------------------------------------------
National Data Corp.                 1,000,200        46,134,225
---------------------------------------------------------------
NOVA Corp.(a)                       1,000,000        26,000,000
---------------------------------------------------------------
Paychex, Inc.                       1,947,700        99,454,431
---------------------------------------------------------------
                                                    729,071,881
---------------------------------------------------------------

SPECIALTY PRINTING-0.29%

Valassis Communications,
  Inc.(a)                             750,000        42,000,000
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.58%

Metromedia Fiber Network,
  Inc.(a)                           1,000,000        84,250,000
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.68%

Global TeleSystems Group,
  Inc.(a)                           1,500,000        99,187,500
---------------------------------------------------------------

TELEPHONE-0.78%

Century Telephone Enterprises,
  Inc.                              2,249,925        90,559,481
---------------------------------------------------------------
Cincinnati Bell, Inc.               1,000,000        22,625,000
---------------------------------------------------------------
                                                    113,184,481
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
TEXTILES (APPAREL)-0.67%

Jones Apparel Group, Inc.(a)        1,363,800   $    45,005,400
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)               750,000        52,406,250
---------------------------------------------------------------
                                                     97,411,650
---------------------------------------------------------------

TEXTILES (HOME
  FURNISHINGS)-0.22%

Shaw Industries, Inc.(a)            1,750,000        31,718,750
---------------------------------------------------------------

WASTE MANAGEMENT-1.18%

Allied Waste Industries,
  Inc.(a)                           2,693,230        47,636,506
---------------------------------------------------------------
Republic Services, Inc.(a)          1,225,000        25,189,062
---------------------------------------------------------------
Waste Management, Inc.              1,750,000        98,875,000
---------------------------------------------------------------
                                                    171,700,568
---------------------------------------------------------------
    Total Domestic Common
      Stocks (Cost
      $8,761,596,201)                            13,500,871,675
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-2.19%

FINLAND-1.28%

Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)        2,500,000       185,468,750
---------------------------------------------------------------

FRANCE-0.07%

Coflexip S.A.-ADR
  (Manufacturing-Specialized)         239,500        10,657,750
---------------------------------------------------------------

ISRAEL-0.16%

Check Point Software
  Technologies Ltd.
  (Computers-Software &
  Services)(a)                        650,000        22,912,500
---------------------------------------------------------------

NETHERLANDS-0.27%

ASM Lithography Holding N.V.
(Electronics-Semiconductors)(a)       650,000        25,350,000
---------------------------------------------------------------
Core Laboratories N.V. (Oil &
  Gas-Drilling & Equipment)(a)        800,000        14,400,000
---------------------------------------------------------------
                                                     39,750,000
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
UNITED KINGDOM-0.41%

NTL Inc. (Telephone)(a)               500,000   $    38,125,000
---------------------------------------------------------------
Stolt Comex Seaway, S.A. (Oil &
  Gas-Exploration &
  Production)(a)(b)                 1,150,000        14,375,000
---------------------------------------------------------------
Stolt Comex Seaway, S.A.-ADR
  (Oil & Gas-Exploration &
  Production)(a)                      575,000         6,325,000
---------------------------------------------------------------
                                                     58,825,000
---------------------------------------------------------------
    Total Foreign Stocks &
      Other Equity Interests
      (Cost $180,451,831)                           317,614,000
---------------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT
REPURCHASE AGREEMENTS-3.84%(C)

Barclays Securities Inc.,
  4.93%, 05/03/99(d)             $ 85,530,118   $    85,530,118
---------------------------------------------------------------
Credit Suisse First Boston
  Corp., 4.93%, 05/03/99(e)        77,928,557        77,928,557
---------------------------------------------------------------
Goldman, Sachs & Co., 4.94%,
  05/03/99(f)                      52,755,131        52,755,131
---------------------------------------------------------------
SBC Warburg Dillon Read, Inc.,
  4.89%, 05/03/99(g)              208,288,219       208,288,219
---------------------------------------------------------------
SBC Warburg Dillon Read, Inc.,
  4.94%, 05/03/99(h)              132,154,348       132,154,348
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $556,656,373)                           556,656,373
---------------------------------------------------------------

TIME DEPOSIT-0.75%

Dresdner Kleinwort, Benson,
  North America LLC, 4.97%,
  05/03/99 (Cost $109,489,463)    109,489,463       109,489,463
---------------------------------------------------------------
TOTAL INVESTMENTS-99.78%                         14,484,631,511
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.22%                                  31,350,564
---------------------------------------------------------------
NET ASSETS-100.00%                              $14,515,982,075
===============================================================

Notes to Schedule of Investments:

(a)Non-income producing security.
(b)Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities as of 04/30/99 was $243,806,234 which represented 1.68% of the Fund's net assets.
(c)Collateral on repurchase agreements, include the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)Joint repurchase agreement entered into 04/30/99 with a maturing value of $99,224,689. Collateralized by $102,129,000 U.S. Government obligations, 0% to 5.875% due 05/17/99 to 10/15/08 with an aggregate market value at 04/30/99 of $101,170,834.
(e)Joint repurchase agreement entered into 04/30/99 with a maturing value of $500,205,417. Collateralized by $527,642,000 U.S. Government obligations, 4.60% to 9.05% due 05/03/99 to 04/28/14 with an aggregate market value at 04/30/99 of $531,179,320.
(f)Joint repurchase agreement entered into 04/30/99 with a maturing value of $400,164,667. Collateralized by $407,564,858 U.S. Government obligations, 5.00% to 8.00% due 07/01/03 to 05/01/29 with an aggregate market value at 04/30/99 of $408,000,001.
(g)Joint repurchase agreement entered into 04/30/99 with a maturing value of $750,305,625. Collateralized by $746,070,000 U.S. Government obligations, 5.625% to 9.125% due 09/30/01 to 05/15/20 with an aggregate market value at 04/30/99 of $765,004,938.
(h)Joint repurchase agreement entered into 04/30/99 with a maturing value of $250,102,917. Collateralized by $249,736,152 U.S. Government obligations, 6.00% to 10.50% due 03/15/01 to 01/15/33 with an aggregate market value at 04/30/99 of $255,819,341.

Abbreviations:

ADR - American Depositary Receipt

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost
  $9,608,193,868)                            $14,484,631,511
------------------------------------------------------------
Receivables for:
  Investments sold                                91,379,765
------------------------------------------------------------
  Capital stock sold                              15,911,111
------------------------------------------------------------
  Dividends and interest                           2,247,193
------------------------------------------------------------
Investment for deferred compensation plan            158,102
------------------------------------------------------------
Other assets                                          64,314
------------------------------------------------------------
      Total assets                            14,594,391,996
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           20,358,560
------------------------------------------------------------
  Capital stock reacquired                        41,402,282
------------------------------------------------------------
  Deferred compensation                              158,102
------------------------------------------------------------
Accrued advisory fees                              7,203,398
------------------------------------------------------------
Accrued administrative services fees                  28,301
------------------------------------------------------------
Accrued directors' fees                               24,000
------------------------------------------------------------
Accrued distribution fees                          5,077,788
------------------------------------------------------------
Accrued transfer agent fees                        3,579,767
------------------------------------------------------------
Accrued operating expenses                           577,723
------------------------------------------------------------
      Total liabilities                           78,409,921
------------------------------------------------------------
Net assets applicable to shares outstanding  $14,515,982,075
============================================================

NET ASSETS:

Class A                                      $13,738,864,041
============================================================
Class B                                      $   445,079,605
============================================================
Class C                                      $   119,795,895
============================================================
Institutional Class                          $   212,242,534
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                   1,000,000,000
------------------------------------------------------------
  Outstanding                                    441,244,219
============================================================
Class B:
  Authorized                                   1,000,000,000
------------------------------------------------------------
  Outstanding                                     14,501,110
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      3,904,524
============================================================
Institutional Class:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      6,573,823
============================================================
Class A:
  Net asset value and redemption price per
    share                                    $         31.14
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $31.14
    divided by 94.50%)                       $         32.95
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         30.69
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         30.68
============================================================
Institutional Class:
  Net asset value, offering and redemption
    price per share                          $         32.29
============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 1999
(Unaudited)


INVESTMENT INCOME:

Dividends (net of $216,987 foreign
  withholding tax)                            $   23,110,838
------------------------------------------------------------
Interest                                          22,993,859
------------------------------------------------------------
    Total investment income                       46,104,697
------------------------------------------------------------

EXPENSES:

Advisory fees                                     44,095,525
------------------------------------------------------------
Administrative services fees                         165,842
------------------------------------------------------------
Custodian fees                                       225,557
------------------------------------------------------------
Directors' fees                                       52,065
------------------------------------------------------------
Distribution fees-Class A                         20,106,290
------------------------------------------------------------
Distribution fees-Class B                          1,803,794
------------------------------------------------------------
Distribution fees-Class C                            482,063
------------------------------------------------------------
Transfer agent fees-Class A                       12,389,375
------------------------------------------------------------
Transfer agent fees-Class B                          648,828
------------------------------------------------------------
Transfer agent fees-Class C                          154,737
------------------------------------------------------------
Transfer agent fees-Institutional Class                9,330
------------------------------------------------------------
Other                                              1,087,203
------------------------------------------------------------
    Total expenses                                81,220,609
------------------------------------------------------------
Less: Fees waived by advisor                      (1,510,669)
------------------------------------------------------------
    Expenses paid indirectly                        (110,121)
------------------------------------------------------------
    Net expenses                                  79,599,819
------------------------------------------------------------
Net investment income (loss)                     (33,495,122)
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                        1,160,822,873
------------------------------------------------------------
  Option contracts written                         1,494,286
------------------------------------------------------------
                                               1,162,317,159
------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                        1,538,568,508
------------------------------------------------------------
  Foreign currencies                                    (728)
------------------------------------------------------------
  Option contracts written                          (146,707)
------------------------------------------------------------
                                               1,538,421,073
------------------------------------------------------------
      Net gain from investment securities,
         foreign currencies, and option
         contracts                             2,700,738,232
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $2,667,243,110
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 1999 and the year ended October 31, 1998 (Unaudited)

                                                                 APRIL 30,           OCTOBER 31,
                                                                    1999                1998
                                                              ----------------     ---------------
OPERATIONS:

  Net investment income (loss)                                $    (33,495,122)    $   (68,697,946)
--------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, and option contracts                             1,162,317,159         459,324,772
--------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, foreign currencies, and option contracts         1,538,421,073        (647,916,119)
--------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from
       operations                                                2,667,243,110        (257,289,293)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                         (337,205,925)     (1,023,550,465)
--------------------------------------------------------------------------------------------------
  Class B                                                           (8,290,208)         (2,750,431)
--------------------------------------------------------------------------------------------------
  Class C                                                           (2,228,983)         (2,040,204)
--------------------------------------------------------------------------------------------------
  Institutional Class                                               (5,075,579)        (13,510,099)
--------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         (863,136,201)       (667,156,467)
--------------------------------------------------------------------------------------------------
  Class B                                                          114,996,411         292,437,630
--------------------------------------------------------------------------------------------------
  Class C                                                           28,584,239          60,444,760
--------------------------------------------------------------------------------------------------
  Institutional Class                                              (11,985,404)         17,436,212
--------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets                     1,582,901,460      (1,595,978,357)
--------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           12,933,080,615      14,529,058,972
--------------------------------------------------------------------------------------------------
  End of period                                               $ 14,515,982,075     $12,933,080,615
==================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $  8,425,307,197     $ 9,156,848,152
--------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (34,489,836)           (994,714)
--------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, and option contracts         1,248,727,001         439,210,537
--------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, and option contracts                             4,876,437,713       3,338,016,640
--------------------------------------------------------------------------------------------------
                                                              $ 14,515,982,075     $12,933,080,615
==================================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class B shares commenced sales on November 3, 1997. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and are paid annually.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

E. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.

G. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Covered Call Options -- The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to contractually waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the contractual waiver, AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. During the six months ended April 30, 1999, AIM waived fees of $1,510,669. The waiver is contractual and may not be terminated without approval of the Board of Directors. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1999, AIM was reimbursed $165,842 for such services.
  The Fund, pursuant to a transfer agent and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 1999, AFS was paid $5,805,957 with respect to the Fund.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 1999, the Class A shares, Class B shares and Class C shares paid AIM Distributors $20,106,290, $1,803,794, and $482,063, respectively as compensation under the Plans.
  AIM Distributors received commissions of $1,761,150 from sales of the Class A shares of the Fund during the six months ended April 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 1999, AIM Distributors received commissions of $392,190 in contingent deferred sales charges imposed on the redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, and FMC.
  During the six months ended April 30, 1999, the Fund paid legal fees of $12,502 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $91,215 and $18,906, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $110,121 during the six months ended April 30, 1999.

NOTE 4-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 1999 was $3,855,654,600 and $4,937,353,460, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of April 30, 1999, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                     $5,190,578,084
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (334,298,334)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $4,856,279,750
==========================================================

Cost of investments for tax purposes is $9,628,351,761.

NOTE 7-CAPITAL STOCK

Changes in the capital stock outstanding during the six months ended April 30, and the year ended October 31, 1998 were as follows:

                               APRIL 30, 1999                  OCTOBER 31, 1998
                       ------------------------------   ------------------------------
                          SHARES          AMOUNT           SHARES          AMOUNT
                       ------------   ---------------   ------------   ---------------
Sold:
  Class A                69,640,745   $ 2,049,295,548    271,511,337   $ 7,555,171,888
--------------------------------------------------------------------------------------
  Class B*                5,888,567       172,459,725     12,877,388       356,713,527
--------------------------------------------------------------------------------------
  Class C                 2,544,647        74,620,746      2,960,570        81,123,332
--------------------------------------------------------------------------------------
  Institutional Class       910,982        28,162,634      2,149,830        60,442,629
--------------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                11,320,388       318,893,281     38,633,795       977,878,833
--------------------------------------------------------------------------------------
  Class B*                  286,888         7,992,643        104,498         2,643,686
--------------------------------------------------------------------------------------
  Class C                    75,940         2,114,909         76,723         1,938,518
--------------------------------------------------------------------------------------
  Institutional Class       170,003         4,957,282        494,582        12,886,955
--------------------------------------------------------------------------------------
Reacquired:
  Class A              (109,723,989)   (3,231,325,030)  (330,045,727)   (9,200,207,188)
--------------------------------------------------------------------------------------
  Class B*               (2,232,453)      (65,455,957)    (2,423,778)      (66,919,583)
--------------------------------------------------------------------------------------
  Class C                (1,647,673)      (48,151,416)      (842,846)      (22,617,090)
--------------------------------------------------------------------------------------
  Institutional Class    (1,443,930)      (45,105,320)    (1,977,243)      (55,893,372)
--------------------------------------------------------------------------------------
                        (24,209,885)  $  (731,540,955)    (6,480,871)  $  (296,837,865)
======================================================================================

*Class B shares commenced sales on November 3, 1997.

NOTE 8-OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 1999 are summarized as follows:

                                        OPTION CONTRACTS
                                     -----------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
                                     ---------   -----------
Beginning of period                     1,875    $   357,644
-----------------------------------   -------    -----------
Written                                11,320      1,432,816
-----------------------------------   -------    -----------
Closed                                 (9,375)    (1,252,814)
-----------------------------------   -------    -----------
Expired                                (3,820)      (537,646)
-----------------------------------   -------    -----------
End of Period                               0    $         0
===================================   =======    ===========

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the six months ended April 30, 1999 and each of the years in the five-year period ended October 31, 1998, for a share of Class B capital stock outstanding during the six months ended April 30, 1999 and the period November 3, 1997 (date sales commenced) through October 31, 1998 and for a share of Class C capital stock outstanding during the six months ended April 30, 1999 and the year ended October 31, 1998 and the period August 4, 1997 (dates sales commenced) through October 31, 1997.

                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                                                                        OCTOBER 31, 1998
                                                APRIL 30,       -----------------------------------------------------------------
                                                  1999             1998          1997          1996          1995         1994
                                               -----------      -----------   -----------   -----------   ----------   ----------
Net asset value, beginning of period           $     26.37      $     29.23   $     25.48   $     23.69   $    18.31   $    17.04
---------------------------------------------  -----------      -----------   -----------   -----------   ----------
Income from investment operations:
    Net investment income (loss)                     (0.07)           (0.14)        (0.11)        (0.06)       (0.05)       (0.02)
---------------------------------------------  -----------      -----------   -----------   -----------   ----------   ----------
    Net gains (losses) on securities (both
      realized and unrealized)                        5.57            (0.62)         4.75          2.60         5.95         1.29
---------------------------------------------  -----------      -----------   -----------   -----------   ----------
        Total from investment operations              5.50            (0.76)         4.64          2.54         5.90         1.27
---------------------------------------------  -----------      -----------   -----------   -----------   ----------   ----------
Distributions from net realized gains                (0.73)           (2.10)        (0.89)        (0.75)       (0.52)          --
---------------------------------------------  -----------      -----------   -----------   -----------   ----------
Net asset value, end of period                 $     31.14      $     26.37   $     29.23   $     25.48   $    23.69   $    18.31
=============================================  ===========      ===========   ===========   ===========   ==========   ==========
Total return(a)                                      21.15%           (2.30)%       18.86%        11.26%       33.43%        7.45%
=============================================  ===========      ===========   ===========   ===========   ==========   ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $13,738,864      $12,391,844   $14,319,441   $11,255,506   $7,000,350   $3,726,029
=============================================  ===========      ===========   ===========   ===========   ==========   ==========
Ratio of expenses to average net assets(b)            1.11%(c)         1.10%(c)      1.11%()       1.14%        1.16%        1.20%
=============================================  ===========      ===========   ===========   ===========   ==========   ==========
Ratio of net investment income (loss) to
  average net assets(d)                              (0.45)%(c)       (0.47)%(c)    (0.40)%()     (0.27)%      (0.32)%      (0.15)%
=============================================  ===========      ===========   ===========   ===========   ==========   ==========
Portfolio turnover rate                                 29%              76%           67%           58%          45%          79%
=============================================  ===========      ===========   ===========   ===========   ==========   ==========

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.13% (annualized), 1.12%, 1.13%, 1.16%, 1.18% and 1.21% for 1999-1994.
(c) Ratios are annualized and based on average net assets of $13,515,278,069.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (0.48)% (annualized), (0.50)%, (0.42)%, (0.29)%, (0.34)%
    and (0.16)% for 1999-1994.

                                                                      CLASS B                         CLASS C
                                                              ------------------------    -------------------------------
                                                                                                          OCTOBER 31,
                                                              APRIL 30,    OCTOBER 31,    APRIL 30,    ------------------
                                                                1999          1998          1999        1998       1997
                                                              ---------    -----------    ---------    -------    -------
Net asset value, beginning of period                          $  26.11      $  30.04      $  26.10     $ 29.18    $ 30.32
------------------------------------------------------------  --------      --------      --------     -------    -------
Income from investment operations:
   Net investment income (loss)                                  (0.19)(a)     (0.37)(a)     (0.19)(a)   (0.37)(a)  (0.04)
------------------------------------------------------------  --------      --------      --------     -------    -------
   Net gains (losses) on securities (both realized and
     unrealized)                                                  5.50         (1.46)         5.50       (0.61)     (1.10)
------------------------------------------------------------  --------      --------      --------     -------    -------
       Total from investment operations                           5.31         (1.83)         5.31       (0.98)     (1.14)
------------------------------------------------------------  --------      --------      --------     -------    -------
Distributions from net realized gains                            (0.73)        (2.10)        (0.73)      (2.10)        --
------------------------------------------------------------  --------      --------      --------     -------    -------
Net asset value, end of period                                $  30.69      $  26.11      $  30.68     $ 26.10    $ 29.18
============================================================  ========      ========      ========     =======    =======
Total return(b)                                                  20.63%        (5.86)%       20.63%      (3.12)%    (3.76)%
============================================================  ========      ========      ========     =======    =======
Ratios/supplement data:
Net assets, end of period (000s omitted)                      $445,080      $275,676      $119,796     $76,522    $21,508
============================================================  ========      ========      ========     =======    =======
Ratio of expenses to average net assets(c)                        1.99%(d)      1.98%(e)      1.95%(d)    1.97%      1.84%(e)
============================================================  ========      ========      ========     =======    =======
Ratio of net investment income (loss) to average net
 assets(f)                                                       (1.33)%(d)    (1.36)%(e)    (1.29)%(d)  (1.35)%    (1.12)%(e)
============================================================  ========      ========      ========     =======    =======
Portfolio turnover rate                                             29%           76%           29%         76%        67%
============================================================  ========      ========      ========     =======    =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.01% (annualized), and 2.00% (annualized) for 1999-1998 for Class B and 1.97% (annualized), 1.99% and 1.86% (annualized) for 1999-1997 for Class C.
(d) Ratios are annualized and based on average net assets of $363,748,450 and $97,211,661 for Class B and Class C, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (1.35)% (annualized) and (1.38)% (annualized) for 1999-1998 for Class B and (1.31)% (annualized), (1.37)% and (1.15)%
    (annualized) for 1999-1997 for Class C.

BOARD OF DIRECTORS                                  OFFICERS                                  OFFICE OF THE FUND
Charles T. Bauer                                    Charles T. Bauer                          11 Greenway Plaza
Chairman                                            Chairman                                  Suite 100
A I M Management Group Inc.                                                                   Houston, TX 77046
                                                    Robert H. Graham
Bruce L. Crockett                                   President                                 INVESTMENT ADVISOR
Director
ACE Limited;                                        Carol F. Relihan                          A I M Advisors, Inc.
Formerly Director, President, and                   Senior Vice President and Secretary       11 Greenway Plaza
Chief Executive Officer                                                                       Suite 100
COMSAT Corporation                                  Gary T. Crum                              Houston, TX 77046
                                                    Senior Vice President
Owen Daly II                                                                                  TRANSFER AGENT
Director                                            Edgar M. Larsen
Cortland Trust Inc.                                 Senior Vice President                     A I M Fund Services, Inc.
                                                                                              P.O. Box 4739
Edward K. Dunn Jr.                                  Dana R. Sutton                            Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;                Vice President and Treasurer
Formerly Vice Chairman and President,                                                         CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and            Melville B. Cox
President, Mercantile Bankshares                    Vice President                            State Street Bank and Trust Company
                                                                                              225 Franklin Street
Jack Fields                                         Mary J. Benson                            Boston, MA 02110
Chief Executive Officer                             Assistant Vice President and
Texana Global, Inc.;                                Assistant Treasurer                       COUNSEL TO THE FUND
Formerly Member
of the U.S. House of Representatives                Sheri Morris                              Ballard Spahr
                                                    Assistant Vice President and              Andrews & Ingersoll, LLP
Carl Frischling                                     Assistant Treasurer                       1735 Market Street
Partner                                                                                       Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel LLP               Renee A. Friedli
                                                    Assistant Secretary                       COUNSEL TO THE DIRECTORS
Robert H. Graham
President and Chief Executive Officer               P. Michelle Grace                         Kramer, Levin, Naftalis & Frankel LLP
A I M Management Group Inc.                         Assistant Secretary                       919 Third Avenue
                                                                                              New York, NY 10022
Prema Mathai-Davis                                  Jeffrey H. Kupor
Chief Executive Officer, YWCA of the U.S.A.;        Assistant Secretary                       DISTRIBUTOR
Commissioner, New York City Dept. for the
Aging; and member of the Board of Directors,        Nancy L. Martin                           A I M Distributors, Inc.
Metropolitan Transportation Authority of            Assistant Secretary                       11 Greenway Plaza
New York State                                                                                Suite 100
                                                    Ofelia M. Mayo                            Houston, TX 77046
Lewis F. Pennock                                    Assistant Secretary
Attorney
                                                    Lisa A. Moss
Louis S. Sklar                                      Assistant Secretary
Executive Vice President
Hines Interests                                     Kathleen J. Pflueger
Limited Partnership                                 Assistant Secretary

                                                    Samuel D. Sirko
                                                    Assistant Secretary

                                                    Stephen I. Winer
                                                    Assistant Secretary

HOW AIM MAKES INVESTING
EASY FOR YOU

o LOW INITIAL INVESTMENT. You can get your investment program started for as little as $500. Subsequent investments can be made for only $50.
o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. Distributions may be received in cash or reinvested in the fund free of charge. Over time, the power of compounding can significantly increase the value of your assets.
o AUTOMATIC INVESTMENT PLAN. You may build your investment by regularly purchasing additional shares. Pre-authorized checks for $50 or more can be drafted monthly from your personal checking account.
o EASY ACCESS TO YOUR MONEY. Your shares may be redeemed at net asset value any day the New York Stock Exchange is open. The price of shares sold may be more or less than their original cost, depending on market conditions.
o SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive checks of at least $50 monthly or quarterly through a systematic withdrawal plan.
o EXCHANGE PRIVILEGE. As your goals change, you may exchange all or part of your assets for those of other funds within the same share class of The AIM Family of funds--Registered Trademark. The exchange privilege may be modified or discontinued for any of the AIM funds. Certain restrictions apply.
o RETIREMENT PLANS. You may purchase shares of an AIM fund for your Individual Retirement Account (IRA), Roth IRA, or any other type of retirement plan, and earn tax-deferred dollars for your retirement.
o TOLL-FREE ACCESS. Current shareholders can call our AIM Investor Line at 800-246-5463 for 24-hour-a-day account information. Or, of course, you may contact your financial consultant for assistance.
o www.aimfunds.com. As a current shareholder, you can check account balances 24 hours a day over the Internet. State-of-the-art encryption lets you send us questions that include confidential information without the fear of eavesdropping, tampering or forgery.

                          ---------------------------

                              CURRENT SHAREHOLDERS

                                  CAN CALL OUR

                              AIM INVESTOR LINE AT

                                  800-246-5463

                                FOR 24-HOUR-A-DAY

                              ACCOUNT INFORMATION.

                          ---------------------------

                                 THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                               MONEY MARKET FUNDS                    A I M Management Group Inc. has provided
AIM Aggressive Growth Fund(1)              AIM Money Market Fund                 leadership in the mutual-fund industry
AIM Blue Chip Fund                         AIM Tax-Exempt Cash Fund              since 1976 and managed approximately $112
AIM Capital Development Fund                                                     billion in assets for more than 6.3 million
AIM Constellation Fund                     INTERNATIONAL GROWTH FUNDS            shareholders, including individual investors,
AIM Dent Demographic Trends Fund           AIM Advisor International Value Fund  corporate clients and financial institutions
AIM Large Cap Growth Fund                  AIM Asian Growth Fund                 as of March 31, 1999.
AIM Mid Cap Equity Fund(2),(A)             AIM Developing Markets Fund(2)            The AIM Family of Funds--Registered Trademark--
AIM Select Growth Fund(3)                  AIM Europe Growth Fund(2)             is distributed nationwide, and AIM today is the
AIM Small Cap Growth Fund(2),(B)           AIM European Development Fund         10th-largest mutual-fund complex in the United
AIM Small Cap Opportunities Fund           AIM International Equity Fund         States in assets under management, according to
AIM Value Fund                             AIM Japan Growth Fund(2)              Strategic Insight, an independent mutual-fund
AIM Weingarten Fund                        AIM Latin American Growth Fund(2)     monitor.
                                           AIM New Pacific Growth Fund(2)
GROWTH & INCOME FUNDS
AIM Advisor Flex Fund                      GLOBAL GROWTH FUNDS
AIM Advisor Large Cap Value Fund           AIM Global Aggressive Growth Fund
AIM Advisor Real Estate Fund               AIM Global Growth Fund
AIM Balanced Fund
AIM Basic Value Fund(2),(C)                GLOBAL GROWTH & INCOME FUNDS
AIM Charter Fund                           AIM Global Growth & Income Fund(2)
                                           AIM Global Utilities Fund
INCOME FUNDS
AIM Floating Rate Fund(2)                  GLOBAL INCOME FUNDS
AIM High Yield Fund                        AIM Emerging Markets Debt Fund(2),(D)
AIM High Yield Fund II                     AIM Global Government Income Fund(2)
AIM Income Fund                            AIM Global Income Fund
AIM Intermediate Government Fund           AIM Strategic Income Fund(2)
AIM Limited Maturity Treasury Fund
                                           THEME FUNDS
TAX-FREE INCOME FUNDS                      AIM Global Consumer Products and Services Fund(2)
AIM High Income Municipal Fund             AIM Global Financial Services Fund(2)
AIM Municipal Bond Fund                    AIM Global Health Care Fund(2)
AIM Tax-Exempt Bond Fund of Connecticut    AIM Global Infrastructure Fund(2)
AIM Tax-Free Intermediate Fund             AIM Global Resources Fund(2)
                                           AIM Global Telecommunications and Technology Fund(2),(E)
                                           AIM Global Trends Fund(2),(F)




(1) AIM Aggressive Growth Fund reopened to new investors November 16, 1998. (2) Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3) On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. (A) On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (B) On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (C) On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (D) On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (E) On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (F) On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.

                                                         [AIM LOGO APPEARS HERE]

                                  INVEST WITH DISCIPLINE--Registered Trademark--